Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. The related parties that had transactions or balances with the Company in 2024 and 2023 consisted of:

Related Party	Relationship with the Company
Xiao Feng Yang	Chairman of the Board
Raymond Ming Hui Lin	CEO of the Company
EMIT	Equity investee of the Company
Beijing Bright Technology Co., Ltd (“Beijing Bright”)	Noncontrolling interest shareholder of JAJI China
UniDev	Equity investee of the Company
Fuson Group	Equity investee of the Company
MCT	Noncontrolling interest shareholder of MSCT

(a) Related party balances

The balances due from and due to related parties were as follows:

	As of June 30,
	2024	2023
Due from related parties, current:
Fuson Group (a)	3,559,109	189,363
UniDev (c)	-	201,908
Total	3,559,109	391,271

Due from related parties, non-current:
Fuson Group (b)	2,374,298	-
Total	2,374,298	-

(a)	The balance as of June 30, 2024 represents loans due from Fuson Group with interest rates ranging from 2.90% to 5.35%, which should be paid within one year. The balance as of June 30, 2023 represents unreceived IT service fee from Fuson Group.

(b)	The balance represents loans due from Fuson Group with interest rates ranging from 3.50% to 6.50%, which should be paid within 42 months.
(c)	The balance represents unreceived IT service fee from UniDev.

	As of June 30,
	2024	2023
Due to related parties:
Fuson Group	14,774	-
MCT	5,456	5,444
UniDev	-	19,445
Total	20,230	24,889

Due to related parties mainly represents the deposit to Fuson Group and unpaid administrative fee to MCT and UniDev.

(b) Related party transactions

		For the year ended,
		2024	2023	2022
a)	Consulting services provided to related parties
	Fuson Group	87,172	57,418	-
	UniDev	-	-	46,008
	EMIT	-	158	6,016
		87,172	57,576	52,024

b)	Services provided by related parties
	UniDev	165,676	269,966	34,995
	Fuson Group	18,894	-	-
	EMIT	-	221,584	157,762
	Beijing Bright	-	99,208	142,487
		184,570	590,758	335,244

c)	Loans provided to related parties
	Fuson Group	6,043,329	130,402	-
	Beijing Bright	415,236	-	-
	UniDev	55,365	143,810	-
	EMIT	-	-	83,651
		6,513,930	274,212	83,651
d)	Repayment of loans from related parties
	Beijing Bright	415,236	-	-
	Fuson Group	194,897	-	-
	UniDev	193,777	-	-
	EMIT	-	204,211	15,491
		803,910	204,211	15,491
e)	Interest income received from related parties
	Fuson Group	14,481	1,518	-
	UniDev	8,549	6,342	-
	Beijing Bright	2,907	-	-
	EMIT	-	3,704	9,260
		25,937	11,564	9,260
f)	Rental income from related party
	Fuson Group	59,016	10,718	3,587

g)	Other revenue from related party
	Fuson Group	61,244	-	-